UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/17 (Unaudited)

COMMON STOCKS (98.3%)(a)
			Shares	Value

Aerospace and defense (2.6%)

Boeing Co. (The)			95,000	$24,508,100

Northrop Grumman Corp.			46,200	13,653,486

Raytheon Co.			56,300	10,145,260

Spirit AeroSystems Holdings, Inc. Class A			37,300	2,987,730

				51,294,576
Air freight and logistics (0.7%)

FedEx Corp.			59,000	13,322,790

				13,322,790
Airlines (1.2%)

American Airlines Group, Inc.			126,100	5,904,002

Delta Air Lines, Inc.			75,600	3,782,268

Southwest Airlines Co.			276,800	14,908,448

				24,594,718
Auto components (1.0%)

Lear Corp.			72,100	12,660,039

Pirelli & C SpA (Italy)(NON)			1,025,138	8,060,388

				20,720,427
Automobiles (0.6%)

General Motors Co.			272,300	11,703,454

				11,703,454
Banks (7.9%)

Bank of America Corp.			1,642,842	44,997,442

Citigroup, Inc.			506,017	37,192,250

JPMorgan Chase & Co.			650,873	65,484,333

Regions Financial Corp.			642,500	9,945,900

				157,619,925
Beverages (1.6%)

Coca-Cola Co. (The)			261,000	12,000,780

PepsiCo, Inc.			178,800	19,709,124

				31,709,904
Biotechnology (4.1%)

AbbVie, Inc.			82,600	7,454,650

Amgen, Inc.			153,194	26,842,653

Biogen, Inc.(NON)			43,700	13,619,542

Bioverativ, Inc.(NON)			148,200	8,373,300

Gilead Sciences, Inc.			221,600	16,611,136

Vertex Pharmaceuticals, Inc.(NON)			62,800	9,183,244

				82,084,525
Building products (0.2%)

Owens Corning			50,000	4,134,500

				4,134,500
Capital markets (5.2%)

Ameriprise Financial, Inc.			97,700	15,293,958

Bank of New York Mellon Corp. (The)			96,200	4,949,490

Goldman Sachs Group, Inc. (The)			135,000	32,734,800

Invesco, Ltd.			193,882	6,939,037

KKR & Co. LP			459,700	9,216,985

Morgan Stanley			461,600	23,080,000

State Street Corp.			132,900	12,226,800

				104,441,070
Chemicals (1.7%)

CF Industries Holdings, Inc.			377,100	14,322,258

DowDuPont, Inc.			257,377	18,610,931

LyondellBasell Industries NV Class A			14,179	1,467,952

				34,401,141
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Germany)(F)(RES)(NON)			23	20

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Germany)(F)(RES)(NON)			9	8

				28
Communications equipment (1.6%)

Cisco Systems, Inc.			960,900	32,814,735

				32,814,735
Construction materials (0.1%)

Forterra, Inc.(NON)(S)			398,232	1,975,231

				1,975,231
Consumer finance (0.8%)

Capital One Financial Corp.			162,700	14,997,686

Qudian, Inc. ADR (China)(NON)			53,389	1,329,386

				16,327,072
Diversified financial services (2.3%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			513,470	3,900,477

Capitol Investment Corp IV (Units)(NON)			306,859	3,093,139

CF Corp. 144A(NON)			887,557	8,875,570

Easterly Acquisition Corp.(NON)			736,300	7,399,815

Federal Street Acquisition Corp. (Units)(NON)			480,200	4,898,040

Gores Holdings II, Inc. (Units)(NON)			225,000	2,331,000

Haymaker Acquisition Corp. (Units)(NON)			283,476	2,834,760

J2 Acquisition, Ltd. (British Virgin Islands)(NON)			556,346	5,563,460

TPG Pace Holdings Corp. (Units)(NON)			682,507	6,982,047

				45,878,308
Diversified telecommunication services (1.5%)

AT&T, Inc.			627,352	21,110,395

Verizon Communications, Inc.			197,300	9,444,751

				30,555,146
Electric utilities (1.5%)

Entergy Corp.			150,400	12,973,504

Exelon Corp.			308,200	12,392,722

FirstEnergy Corp.			162,700	5,360,965

				30,727,191
Electrical equipment (0.5%)

Rockwell Automation, Inc.			49,787	9,998,225

				9,998,225
Energy equipment and services (0.3%)

Select Energy Services, Inc. 144A Class A-1(NON)			390,557	6,358,268

				6,358,268
Equity real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)			626,286	8,937,101

Easterly Government Properties, Inc.(R)			536,744	10,799,289

				19,736,390
Food and staples retail (2.6%)

CVS Health Corp.			194,010	13,295,505

Wal-Mart Stores, Inc.			343,100	29,956,061

Walgreens Boots Alliance, Inc.			131,755	8,731,404

				51,982,970
Food products (1.2%)

Archer-Daniels-Midland Co.			230,400	9,416,448

Kraft Heinz Co. (The)			87,000	6,727,710

McCormick & Co., Inc. (non-voting shares)			81,191	8,080,940

				24,225,098
Health-care equipment and supplies (1.9%)

Baxter International, Inc.			252,600	16,285,122

Becton Dickinson and Co.			101,000	21,075,670

				37,360,792
Health-care providers and services (3.2%)

Aetna, Inc.			44,800	7,617,344

Anthem, Inc.			62,000	12,971,020

Express Scripts Holding Co.(NON)(S)			151,200	9,267,048

HCA Healthcare, Inc.(NON)			144,500	10,931,425

Humana, Inc.			49,300	12,588,755

McKesson Corp.			82,700	11,402,676

				64,778,268
Hotels, restaurants, and leisure (1.9%)

Hyatt Hotels Corp. Class A(NON)			66,300	4,154,358

Las Vegas Sands Corp.			163,700	10,375,306

Penn National Gaming, Inc.(NON)(S)			260,193	6,788,435

Playa Hotels & Resorts NV(NON)			454,454	4,694,510

Wyndham Worldwide Corp.			111,500	11,913,775

				37,926,384
Household durables (0.8%)

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Germany)(F)(RES)(NON)			46	40

PulteGroup, Inc.			499,100	15,087,793

				15,087,833
Independent power and renewable electricity producers (0.5%)

NRG Energy, Inc.			383,700	9,592,500

				9,592,500
Insurance (1.5%)

American International Group, Inc.			151,850	9,811,029

Assured Guaranty, Ltd.			246,000	9,126,600

Lincoln National Corp.			155,500	11,783,790

				30,721,419
Internet and direct marketing retail (1.8%)

Amazon.com, Inc.(NON)			23,200	25,642,496

Expedia, Inc.			73,800	9,199,908

Global Fashion Holding SA (acquired 8/2/13, cost $1,535,904) (Private) (Luxembourg)(F)(RES)(NON)			36,256	339,572

				35,181,976
Internet software and services (5.0%)

Alphabet, Inc. Class A(NON)			19,200	19,834,368

Alphabet, Inc. Class C(NON)			35,894	36,491,276

Cision, Ltd.(NON)(S)			179,750	2,372,700

Delivery Hero Holding GmbH (Germany)(NON)			197,269	8,418,309

Facebook, Inc. Class A(NON)			183,100	32,968,986

				100,085,639
IT Services (2.8%)

DXC Technology Co.			123,626	11,314,252

IBM Corp.			76,000	11,708,560

MasterCard, Inc. Class A			96,600	14,371,182

Switch, Inc. Class A(NON)			120,003	2,295,657

Visa, Inc. Class A			156,500	17,211,870

				56,901,521
Machinery (1.7%)

Caterpillar, Inc.			118,500	16,092,300

Cummins, Inc.			64,000	11,320,320

Komatsu, Ltd. (Japan)			187,800	6,106,122

				33,518,742
Media (2.7%)

Comcast Corp. Class A			715,200	25,768,656

Live Nation Entertainment, Inc.(NON)			319,300	13,978,954

Walt Disney Co. (The)			149,600	14,632,376

				54,379,986
Metals and mining (1.1%)

Alcoa Corp.(NON)			214,586	10,252,919

Freeport-McMoRan, Inc. (Indonesia)(NON)			842,300	11,775,354

				22,028,273
Mortgage real estate investment trusts (REITs) (0.3%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)			216,906	5,218,758

				5,218,758
Multiline retail (0.5%)

Target Corp.			177,300	10,467,792

				10,467,792
Oil, gas, and consumable fuels (5.7%)

ConocoPhillips			340,200	17,401,230

Enterprise Products Partners LP			380,400	9,319,800

EOG Resources, Inc.			53,100	5,303,097

Exxon Mobil Corp.			172,825	14,404,964

Kimbell Royalty Partners LP			209,772	3,566,124

Marathon Oil Corp.			478,200	6,800,004

Plains GP Holdings LP Class A(NON)			183,519	3,743,788

Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)			359,620	22,666,849

Suncor Energy, Inc. (Canada)			267,200	9,074,112

Total SA ADR (France)(S)			199,400	11,110,568

Valero Energy Corp.			138,700	10,942,043

				114,332,579
Personal products (0.1%)

Edgewell Personal Care Co.(NON)			27,700	1,798,561

				1,798,561
Pharmaceuticals (4.1%)

Bristol-Myers Squibb Co.			172,000	10,605,520

Jazz Pharmaceuticals PLC(NON)			71,011	10,050,187

Johnson & Johnson			246,500	34,364,565

Merck & Co., Inc.			157,300	8,665,657

Pfizer, Inc.			521,926	18,298,726

				81,984,655
Professional services (0.4%)

ManpowerGroup, Inc.			70,000	8,629,600

				8,629,600
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			200,500	7,883,660

Kennedy-Wilson Holdings, Inc.(S)			287,900	5,599,655

				13,483,315
Road and rail (0.7%)

Norfolk Southern Corp.			101,000	13,273,420

				13,273,420
Semiconductors and semiconductor equipment (3.7%)

Applied Materials, Inc.			356,900	20,139,867

Intel Corp.			437,400	19,897,326

Lam Research Corp.			97,800	20,398,146

Texas Instruments, Inc.			147,500	14,261,775

				74,697,114
Software (7.0%)

Activision Blizzard, Inc.			75,700	4,957,593

Adobe Systems, Inc.(NON)			44,000	7,707,040

Dell Technologies, Inc. Class V(NON)			183,825	15,215,195

Micro Focus International PLC ADR (United Kingdom)(NON)			211,651	7,392,969

Microsoft Corp.			1,045,000	86,923,096

Oracle Corp.			334,034	17,002,331

				139,198,224
Specialty retail (3.0%)

Best Buy Co., Inc.(S)			213,100	11,929,338

Children's Place, Inc. (The)(S)			50,200	5,461,760

Gap, Inc. (The)(S)			239,000	6,211,610

Home Depot, Inc. (The)			138,100	22,894,218

Lowe's Cos., Inc.			169,700	13,567,515

				60,064,441
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.			503,969	85,190,920

HP, Inc.			529,692	11,414,863

NCR Corp.(NON)			87,500	2,807,875

Xerox Corp.			200,325	6,071,851

				105,485,509
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.(S)			420,000	9,450,000

				9,450,000
Tobacco (0.7%)

Philip Morris International, Inc.			133,000	13,917,120

				13,917,120
Trading companies and distributors (0.5%)

United Rentals, Inc.(NON)			76,600	10,837,368

				10,837,368

Total common stocks (cost $1,496,077,581)				$1,967,007,481

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

American Tower Corp. $5.50 cv. pfd.(R)			37,928	$4,781,299

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			62,395	3,536,549

Total convertible preferred stocks (cost $6,912,550)				$8,317,848

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. (Canada)	7/4/22	CAD 11.50	256,735	$139,303

Cision, Ltd.	6/29/22	$11.50	89,875	283,106

Easterly Acquisition Corp.	7/29/20	11.50	368,150	290,839

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	556,346	233,665

Total warrants (cost $430,746)				$946,913

SHORT-TERM INVESTMENTS (4.8%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.31%(AFF)			51,905,425	$51,905,425

Putnam Short Term Investment Fund 1.22%(AFF)			44,363,639	44,363,639

Total short-term investments (cost $96,269,064)				$96,269,064

TOTAL INVESTMENTS

Total investments (cost $1,599,689,941)				$2,072,541,306

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,001,535,391.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $339,640, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$48,029,150	$104,060,200	$100,183,925	$147,052	$51,905,425
	Putnam Short Term Investment Fund**	28,268,726	121,397,615	105,302,702	93,245	44,363,639

	Total Short-term investments	$76,297,876	$225,457,815	$205,486,627	$240,297	$96,269,064
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $51,905,425, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $51,026,514.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $8,875,570 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$254,642,681	$—	$339,612
Consumer staples	123,633,653	—	—
Energy	114,332,579	6,358,268	—
Financials	351,330,982	8,875,570	—
Health care	266,208,240	—	—
Industrials	169,603,939	—	28
Information technology	509,182,742	—	—
Materials	58,404,645	—	—
Real estate	33,219,705	—	—
Telecommunication services	30,555,146	—	—
Utilities	40,319,691	—	—
Total common stocks	1,951,434,003	15,233,838	339,640
Convertible preferred stocks	—	8,317,848	—
Warrants	946,913	—	—
Short-term investments	44,363,639	51,905,425	—

Totals by level	$1,996,744,555	$75,457,111	$339,640

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$946,913	$—

Total	$946,913	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017